Note 8 - Financial Instruments	9 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of financial instruments [text block]
8.	FINANCIAL INSTRUMENTS

(a)	Fair value of derivative financial instruments and other

The fair value of financial instruments is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., an exit price). Management has estimated the value of financial swaps, physical forwards and option contracts for electricity, natural gas, carbon and renewable energy certificates, and generation and transmission capacity contracts using a discounted cash flow method, which employs market forward curves that are either directly sourced from third
parties or developed internally based on
third
-party market data. These curves can be volatile, thus leading to volatility in the mark to market with no
immediate impact to cash flows. Gas options have been valued using the Black option pricing model using the applicable market forward curves and the implied volatility from other market traded options. Management periodically uses non-exchange-traded swap agreements based on cooling degree days (“CDDs”) and heating degree days (‘HDDs”) measured in its utility service territories to reduce the impact of weather volatility on Just Energy’s electricity volumes, commonly referred to as “weather derivatives”. The fair value of these swaps on a given measurement station indicated in the derivative contract is determined by calculating the difference between the agreed strike and expected variable observed at the same station.

The following table illustrates gains (losses) related to Just Energy’s derivative financial instruments classified as FVTPL and recorded on the interim condensed consolidated statements of financial position as fair value of derivative financial assets and fair value of derivative financial liabilities, with their offsetting values recorded in change in fair value of derivative instruments and other on the interim condensed consolidated statements of income (loss).

	Three months ended Dec. 31, 2019	Three months ended Dec. 31, 2018	Nine months ended Dec. 31, 2019	Nine months ended Dec. 31, 2018
Change in fair value of derivative instruments and other

Physical forward contracts and options (i)	$20,651	$50,416	$(108,787)	$(77,168)
Financial swap contracts and options (ii)	3,320	9,160	(39,994)	47,206
Foreign exchange forward contracts	(1,804)	3,842	(106)	4,710
Share swap	2,188	3,073	(4,839)	(2,488)
Unrealized foreign exchange on 6.5% convertible bond and 8.75% loan	5,554	(15,487)	8,029	(15,700)
6.5% convertible bond conversion feature	-	-	-	247
Weather derivatives (iii)	6,576	(4,224)	(4,362)	(34,405)
Other derivative options	505	16,110	10,512	9,619
Change in fair value of derivative instruments and other	$36,990	$62,890	$(139,547)	$(67,979)

The following table summarizes certain aspects of the fair value of derivative financial assets and liabilities recorded in the interim condensed consolidated statement of financial position as at
December 31, 2019:

	Financial assets (current)	F inancial assets (non-current)	Financial liabilities (current)	Financial liabilities (non-current)

Physical forward contracts and options (i)	$63,669	$14,412	$41,192	$76,709
Financial swap contracts and options (ii)	13,817	5,449	46,387	16,885
Foreign exchange forward contracts	-	-	897	709
Share swap	-	-	16,745	-
Weather derivatives (iii)	7,703	-	-	-
Other derivative options	9,320	6,993	185	22
As at December 31, 2019	$94,509	$26,854	$105,406	$94,325

The following table summarizes certain aspects of the fair value of derivative financial assets and liabilities recorded in the consolidated statement of financial position as at
March 31, 2019:

	Financial assets (current)	Financial assets (non-current)	Financial liabilities (current)	Financial liabilities (non-current)

Physical forward contracts and options	$115,483	$7,237	$49,601	$50,174
Financial swap contracts and options	18,212	1,876	16,142	8,583
Foreign exchange forward contracts	-	56	1,555	-
Share swap	-	-	11,907	-
Other derivative options	10,817	86	182	4,901
As at March 31, 2019	$144,512	$9,255	$79,387	$63,658

Below is a summary of the financial instruments classified through profit or loss as at
December 31, 2019,
to which Just Energy has committed:

(i) Physical forward contracts and options consist of:

•	Electricity contracts with a total remaining volume of 35,005,232 MWh, a weighted average price of $46.68/MWh and expiry dates up to December 31, 2029.
•	Natural gas contracts with a total remaining volume of 82,319,260 GJs, a weighted average price of $2.40/GJ and expiry dates up to October 31, 2025.
•	Renewable energy certificates (“RECs”) with a total remaining volume of 3,552,872 MWh, a weighted average price of $35.13/REC and expiry dates up to December 31, 2028.
•	Electricity generation capacity contracts with a total remaining volume of 3,173 MWCap, a weighted average price of $5,465.16/MWCap and expiry dates up to May 31, 2023.
•	Ancillary contracts with a total remaining volume of 790,560 MWh, a weighted average price of $22.78/MWh and expiry dates up to December 31, 2020.

(ii) Financial swap contracts and options consist of:

•	Electricity contracts with a total remaining volume of 12,376,822 MWh, an average price of $44.99/MWh and expiry dates up to December 31, 2024.
•	Natural gas contracts with a total remaining volume of 125,146,919 GJs, an average price of $3.21/GJ and expiry dates up to October 31, 2025.
•	Electricity generation capacity contracts with a total remaining volume of 30 MWCap, a weighted average price of $334,214.75/MWCap and expiry dates up to October 31, 2020.
•	Ancillary contracts with a total remaining volume of 1,082,880 MWh, a weighted average price of $21.60/MWh and expiry dates up to December 31, 2020.

(iii) Weather derivatives consist of:

•	Weather swaps and put options for HDDs with temperature strikes at historical averages, total tick size of $13,500 per HDD and an expiry date of March 31, 2020.
•	HDD natural gas swaps with price strikes ranging from US$1.38 to US$7.56/MmBTU and temperature strikes ranging by location from 1,043 to 5,059 HDD and an expiry date of March 31, 2020.
•	HDD natural gas swaps with price strikes ranging from US$1.75 to US$7.35/MmBTU and temperature strikes ranging by location from 1,051 to 5,059 HDD and an expiry date of March 31, 2021.
•	HDD natural gas swaps with price strikes to be set on futures index and temperature strikes ranging by location from 1,051 to 5,059 HDD and an expiry date of March 31, 2022.
•	HDD collar options with HDD strikes set at 0.8 to 1.32 -degree day wide, total tick size of $15,900 per HDD and an expiry date of March 31, 2020.
•	Electricity call options with price strikes of $100/MWh, temperature strikes ranging from 15 to 33 degrees Fahrenheit depending on location and an expiry date of March 31, 2020.

Share swap agreement

Just Energy has entered into a share swap agreement to manage the interim condensed consolidated statements of income (loss) volatility associated with the Company’s restricted share grants and deferred share grants plans. The value, on inception, of the
2,500,000
shares under this share swap agreement was approximately
$33,803.
On
August 22, 2018,
Just Energy reduced the notional value of the share swap to
$23,803
through a payment of
$10,000
and renewed the share swap agreement for an additional year. Net monthly settlements received under the share swap agreement are recorded in other income (loss). Just Energy records the fair value of the share swap agreement in the current derivative financial liabilities on the interim condensed consolidated statements of financial position. Changes in the fair value of the share swap agreement are recorded through the interim condensed consolidated statements of income (loss) as a change in fair value of derivative instruments and other.

These derivative financial instruments create a credit risk for Just Energy since they have been transacted with a limited number of counterparties. Should any counterparty be unable to fulfill its obligations under the contracts, Just Energy may
not
be able to realize the financial assets’ balance recognized in the interim condensed consolidated financial statements.

Fair value (“FV”) hierarchy of derivatives

Level
1

The fair value measurements are classified as Level
1
in the FV hierarchy if the fair value is determined using quoted unadjusted market prices.

Level
2

Fair value measurements that require observable inputs other than quoted prices in Level
1,
either directly or indirectly, are classified as Level
2
in the FV hierarchy. This could include the use of statistical techniques to derive the FV curve from observable market prices. However, in order to be classified under Level
2,
significant inputs must be directly or indirectly observable in the market. Just Energy values its New York Mercantile Exchange (“NYMEX”) financial gas fixed-for-floating swaps under Level
2.

Level
3

Fair value measurements that require unobservable market data or use statistical techniques to derive forward curves from observable market data and unobservable inputs are classified as Level
3
in the FV hierarchy. For the power supply contracts, Just Energy uses quoted market prices as per available market forward data and applies a price-shaping profile to calculate the monthly prices from annual strips and hourly prices from block strips for the purposes of mark to market calculations. The profile is based on historical settlements with counterparties or with the system operator and is considered an unobservable input for the purposes of establishing the level in the FV hierarchy. For the natural gas supply contracts, Just Energy uses three
different market observable curves: (i) Commodity (predominately NYMEX), (ii) Basis and (iii) Foreign exchange. NYMEX curves extend for over five
years (thereby covering the length of Just Energy’s contracts); however, most basis curves extend only
12
to
15
months into the future. In order to calculate basis curves for the remaining years, Just Energy uses extrapolation, which leads natural gas supply contracts to be classified under Level
3.

Weather derivatives are non-exchange-traded financial instruments used as part of a risk management strategy to mitigate the impact adverse weather conditions have on gross margin. The fair values of the derivatives are determined using an internally developed model that relies upon both observable inputs and significant unobservable inputs. Accordingly, the fair values of these derivatives are classified as Level
3.
Market and contractual inputs to these models vary by contract type and would typically include notional amounts, reference weather stations, strike prices, temperature strike values, terms to expiration, historical weather data and historical commodity prices. The historical weather data and commodity prices were utilized to value the expected payouts with respect to weather derivatives and, as a result, are the most significant assumptions contributing to the determination of fair value estimates, and changes in these inputs can result in a significantly higher or lower fair value measurement.

For the share swap agreement, Just Energy uses a forward interest rate curve along with a volume weighted average share price to model out its value. As the inputs have no
observable market, it is classified as Level
3.

Just Energy’s accounting policy is to recognize transfers between levels of the fair value hierarchy on the date of the event or change in circumstances that caused the transfer.

Fair value measurement input sensitivity

The main cause of changes in the fair value of derivative instruments is changes in the forward curve prices used for the fair value calculations. Just Energy provides a sensitivity analysis of these forward curves under the “Market risk” section of this note. Other inputs, including volatility and correlations, are driven off historical settlements.

The following table illustrates the classification of derivative financial assets (liabilities) in the FV hierarchy as at
December 31, 2019:

	Level 1	Level 2	Level 3	Total
Derivative financial assets	$-	$-	$121,363	$121,363
Derivative financial liabilities	-	(36,846)	(162,885)	(199,731)
Total net derivative assets (liabilities)	$-	$(36,846)	$(41,522)	$(78,368)

The following table illustrates the classification of derivative financial assets (liabilities) in the FV hierarchy as at
March 31, 2019:

	Level 1	Level 2	Level 3	Total
Derivative financial assets	$-	$-	$153,767	$153,767
Derivative financial liabilities	-	(6,588)	(136,457)	(143,045)
Total net derivative assets (liabilities)	$-	$(6,588)	$17,310	$10,722

Commodity price sensitivity – Level
3
derivative financial instruments

If the energy prices associated with only Level
3
derivative financial instruments including natural gas, electricity, verified emission-reduction credits and RECs had risen (fallen) by
10%,
assuming that all of the other variables had remained constant, profit (loss) before income taxes for the period ended
December 31, 2019
would have increased (decreased) by
$195,769
(
$194,724
), primarily as a result of the change in fair value of Just Energy’s derivative financial instruments.

A key assumption used when determining the significant unobservable inputs included in Level
3
of the FV hierarchy consists of up to
5%
price extrapolation to calculate monthly prices that extend beyond the market observable
12
- to
15
-month forward curve.

The following table illustrates the changes in net fair value of financial assets (liabilities) classified as Level
3
in the FV hierarchy for the following periods:

	Nine months ended December 31, 2019	Year ended March 31, 2019
Balance, beginning of period	$17,310	$166,364
Total gains	29,870	19,644
Purchases	(6,293)	11,502
Sales	(2,371)	(25,575)
Settlements	(80,038)	(154,625)
Balance, end of period	$(41,522)	$17,310

(b)	Classification of non-derivative financial assets and liabilities

As at
December 31, 2019
and
March 31, 2019,
the carrying value of cash and cash equivalents, bank overdraft, restricted cash, trade and other receivables, and trade and other payables approximates their fair value due to their short-term nature.

Long-term debt recorded at amortized cost has a fair value as at
December 31, 2019
of
$776.4
million (
March 31, 2019 -
$740.6
million) and the interest payable on outstanding amounts is at rates that vary with bankers’ acceptances, London Interbank Offering Rate (“LIBOR”), Canadian bank prime rate or U.S. prime rate, with the exceptions of the
8.75%
loan,
6.75%
$100M
convertible debentures,
6.75%
$160M
convertible debentures,
6.5%
convertible bonds and
5.75%
convertible debentures, which are fair valued based on market value. The
6.75%
$100M
convertible debentures,
6.75%
$160M
convertible debentures,
6.5%
convertible bonds and
5.75%
convertible debentures are classified as Level
1
in the FV hierarchy.

Investments in equity instruments have a fair value as at
December 31, 2019
of
$36.8
million (
March 31, 2019 -
$36.9
million) and are measured based on Level
2
of the fair value hierarchy for the investment in Energy Earth and Level
3
of the fair value hierarchy for the investment in ecobee.

No
adjustments were made in the period in valuing the investment in ecobee or Energy Earth. Movements are related to foreign exchange revaluations.

The following table illustrates the classification of investments in the FV hierarchy as at
December 31, 2019:

	Level 1	Level 2	Level 3	Total
Investment in ecobee	$-	$-	$32,889	$32,889
Investment in Energy Earth	-	3,896	-	3,896
Total investments	$-	$3,896	$32,889	$36,785

The risks associated with Just Energy’s financial instruments are as follows:

(i)	Market risk

Market risk is the potential loss that
may
be incurred as a result of changes in the market or fair value of a particular instrument or commodity. Components of market risk to which Just Energy is exposed are discussed below.

Foreign currency risk

Foreign currency risk is created by fluctuations in the fair value or cash flows of financial instruments due to changes in foreign exchange rates and exposure as a result of investments in U.S. operations.

The performance of the Canadian dollar relative to the U.S. dollar could positively or negatively affect Just Energy’s income, as a portion of Just Energy’s income is generated in U.S. dollars and is subject to currency fluctuations upon translation to Canadian dollars. Due to its growing operations in the U.S., Just Energy expects to have a greater exposure to foreign currency fluctuations in the future than in prior years. Just Energy has economically hedged between
50%
and
100%
of forecasted cross-border cash flows that are expected to occur within the next
12
months and between
0%
and
50%
of certain forecasted cross-border cash flows that are expected to occur within the following
13
to
24
months. The level of economic hedging is dependent on the source of the cash flows and the time remaining until the cash repatriation occurs.

Just Energy
may,
from time to time, experience losses resulting from fluctuations in the values of its foreign currency transactions, which could adversely affect its operating results. Translation risk is not
hedged.

With respect to translation exposure, if the Canadian dollar had been
5%
stronger or weaker against the U.S. dollar for the period ended
December 31, 2019,
assuming that all the other variables had remained constant, loss for the nine
months ended
December 31, 2019
would have been
$3.6
million lower/higher and other comprehensive income (loss) would have been
$5.3
million lower/higher.

Interest rate risk

Just Energy is only exposed to interest rate fluctuations associated with its floating rate credit facility. Just Energy’s current exposure to interest rates does not
economically warrant the use of derivative instruments. Just Energy’s exposure to interest rate risk is relatively immaterial and temporary in nature. Just Energy does not
currently believe that its long-term debt exposes the Company to material interest rate risks but has set out parameters to actively manage this risk within its Risk Management Policy.

A
1%
increase (decrease) in interest rates would have resulted in an increase (decrease) of approximately
$606
in profit (loss) before income taxes for the
three
months ended
December 31, 2019 (
December 31, 2018 -
$630
).

Commodity price risk

Just Energy is exposed to market risks associated with commodity prices and market volatility where estimated customer requirements do not
match actual customer requirements. Management actively monitors these positions on a daily basis in accordance with its Risk Management Policy. This policy sets out a variety of limits, most importantly thresholds for open positions in the gas and electricity portfolios, which also feed a value at risk limit. Should any of the limits be exceeded, they are closed expeditiously or express approval to continue to hold is obtained. Just Energy’s exposure to market risk is affected by a number of factors, including accuracy of estimation of customer commodity requirements, commodity prices, volatility and liquidity of markets. Just Energy enters into derivative instruments in order to manage exposures to changes in commodity prices. The derivative instruments that are used are designed to fix the price of supply for estimated customer commodity demand and thereby fix margins. Derivative instruments are generally transacted over the counter. The inability or failure of Just Energy to manage and monitor the above market risks could have a material adverse effect on the operations and cash flows of Just Energy. Just Energy mitigates the exposure to variances in customer requirements that are driven by changes in expected weather conditions through active management of the underlying portfolio, which involves, but is not
limited to, the purchase of options including weather derivatives. Just Energy’s ability to mitigate weather effects is limited by the degree to which weather conditions deviate from normal.

Commodity price sensitivity – all derivative financial instruments

If all the energy prices associated with derivative financial instruments including natural gas, electricity, verified emission-reduction credits and RECs had risen (fallen) by
10%,
assuming that all of the other variables had remained constant, profit (loss) before income taxes for the three
months ended
December 31, 2019
would have increased (decreased) by
$188,365
(
$187,378
), primarily as a result of the change in fair value of Just Energy’s derivative financial instruments.

(ii) Credit risk

Credit risk is the risk that
one
party to a financial instrument fails to discharge an obligation and causes financial loss to another party. Just Energy is exposed to credit risk in two
specific areas: customer credit risk and counterparty credit risk.

Customer credit risk

In Alberta, Texas, Illinois (gas), California and Ohio (electricity), Just Energy has customer credit risk and, therefore, credit review processes have been implemented to perform credit evaluations of customers and manage customer default. If a significant number of customers were to default on their payments, it could have a material adverse effect on the operations and cash flows of Just Energy. Management factors default from credit risk in its margin expectations for all the above markets.

The aging of the accounts receivable from the above markets was as follows:

	As at	March 31, 2019
	Dec. 31, 2019	(Restated)

Current	$77,390	$117,095
1–30 days	21,536	61,840
31–60 days	6,737	34,772
61–90 days	8,527	25,268
Over 90 days	52,753	122,345
	$166,943	$361,320

The
March 31, 2019
aging of accounts receivable from the markets described in the table above was increased by
$62,617
to present certain customer accounts receivable gross of trade receivables that were in a credit position at
March 31, 2019 (
presented as deferred revenue in the consolidated balance sheet), primarily in the U.K. market. The difference was an increase of
$203,
$19,278,
$12,454,
$8,916
and
$21,764
to the current,
1
-
30,
31
-
60,
61
-
90
and
90
+ categories of the
March 31, 2019
aging schedule, respectively. There was
no
change to the consolidated balance sheet at
March 31, 2019.

Changes in the expected lifetime credit loss were as follows:

	As at	As at
	Dec. 31, 2019	March 31, 2019

Balance, beginning of period	$182,365	$60,121
Provision for doubtful accounts	66,853	192,202
Bad debts written off	(95,536)	(90,231)
Adjustment from IFRS 9 adoption	-	23,636
Foreign exchange	1,619	(3,363)
Assets classified as held for sale/sold	(81,193)	-
Balance, end of period	$74,108	$182,365

Allowance for doubtful accounts on accounts receivable	$70,430	$168,728
Allowance for doubtful accounts on unbilled revenue	3,678	13,637
Total allowance for doubtful accounts	$74,108	$182,365

In the remaining markets, the local distribution companies (“LDCs”) provide collection services and assume the risk of any bad debts owing from Just Energy’s customers for a fee that is recorded in cost of sales. Management believes that the risk of the LDCs failing to deliver payment to Just Energy is minimal. There is no
assurance that the LDCs providing these services will continue to do so in the future.

Counterparty credit risk

Counterparty credit risk represents the loss that Just Energy would incur if a counterparty fails to perform under its contractual obligations. This risk would manifest itself in Just Energy replacing contracted supply at prevailing market rates, thus impacting the related customer margin. Counterparty limits are established within the Risk Management Policy. Any exceptions to these limits require approval from the Board of Directors of Just Energy. The Risk Department and Risk Committee monitor current and potential credit exposure to individual counterparties and also monitor overall aggregate counterparty exposure. However, the failure of a counterparty to meet its contractual obligations could have a material adverse effect on the operations and cash flows of Just Energy.

As at
December 31, 2019,
the estimated counterparty credit risk exposure amounted to
$121,363
(
December 31, 2018 -
$249,321
), representing the risk relating to Just Energy’s exposure to derivatives that are in an asset position.

(iii) Liquidity risk

Liquidity risk is the potential inability to meet financial obligations as they fall due. Just Energy manages this risk by monitoring detailed daily cash flow forecasts covering a rolling
13
-week period, cash forecasts for the next
12
months and quarterly forecasts for the following
two
-year period to ensure adequate and efficient use of cash resources and credit facilities.

The following are the contractual maturities, excluding interest payments, reflecting undiscounted disbursements of Just Energy’s financial liabilities:

As at
December 31, 2019:

	Carrying	Contractual	Less than			More than
	amount	cash flows	1 year	1–3 years	4–5 years	5 years
Trade and other payables	$523,650	$523,650	$523,650	$-	$-	$-
Long-term debt 1	774,600	802,807	275,919	163,650	363,238	-
Gas, electricity and non-commodity contracts	199,731	2,984,880	406,644	1,918,497	486,002	173,737
	$1,497,981	$4,311,337	$1,206,213	$2,082,147	$849,240	$173,737

As at
March 31, 2019:

	Carrying amount	Contractual cash flows	Less than 1 year	1–3 years	4–5 years	More than 5 years
Trade and other payables	$714,110	$714,110	$714,110	$-	$-	$-
Long-term debt 1	725,372	781,701	39,150	210,564	531,987	-
Gas, electricity and non-commodity contracts	143,045	3,500,493	1,899,713	1,439,479	119,212	42,089
	$1,582,527	$4,996,304	$2,652,973	$1,650,043	$651,199	$42,089

1
Included in long-term debt are the
6.75%
$100M
convertible debentures,
6.75%
$160M
convertible debentures and
6.5%
convertible bonds, which
may
be settled through the issuance of shares at the option of the holder or Just Energy upon maturity.

In addition to the amounts noted above, as at
December 31, 2019,
the contractual net interest payments over the term of the long-term debt with scheduled repayment terms are as follows:

	Less than 1 year	1–3 years	4–5 years	More than 5 years
Interest payments	$42,162	$68,787	$35,297	$7

(iv)	Supplier risk

Just Energy purchases the majority of the gas and electricity delivered to its customers through long-term contracts entered into with various suppliers. Just Energy has an exposure to supplier risk as the ability to continue to deliver gas and electricity to its customers is reliant upon the ongoing operations of these suppliers and their ability to fulfill their contractual obligations. As at
December 31, 2019,
Just Energy has applied an adjustment factor to determine the fair value of its financial instruments in the amount of
$11,409
(
December 31, 2018 -
$10,183
) to accommodate for its counterparties’ risk of default.